Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Deferred tax assets:
Deferred revenue	$ 49,624	$ 50,623
Employee compensation and benefits	72,832	75,356
Intangible assets, computer software and intellectual property	11,481	11,518
Tax credits, net capital and operating loss carryforwards	163,913	166,639
Other	47,301	40,754
Total deferred tax assets	345,151	344,890
Valuation allowances	(128,207)	(127,202)
Total deferred tax assets, net	216,944	217,688
Deferred tax liabilities:
Anticipated withholdings on subsidiaries' earnings	(56,868)	(53,095)
Intangible assets, computer software and intellectual property	(113,920)	(109,354)
Other	(24,262)	(34,990)
Total deferred tax liabilities	(195,050)	(197,439)
Net deferred tax assets	$ 21,894	$ 20,249